SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock option exchange ratio	1.182	1.182	1.182